VEG-Q1

Quarterly Report
March 31, 2026
MFS®  Growth Series

MFS® Variable Insurance Trust

Portfolio of Investments
3/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 98.9%
Aerospace & Defense – 4.1%
Axon Enterprise, Inc. (a)	12,864	$5,463,212
Curtiss-Wright Corp.	9,238	6,292,187
General Electric Co.	104,223	29,575,361
Howmet Aerospace, Inc.	128,986	29,726,113
RTX Corp.	42,681	8,233,165
		$79,290,038
Brokerage & Asset Managers – 1.3%
Ares Management Co.	28,033	$3,058,401
KKR & Co., Inc.	107,702	9,962,435
LPL Financial Holdings, Inc.	40,734	12,254,009
		$25,274,845
Business Services – 0.3%
CoStar Group, Inc. (a)	36,788	$1,484,028
Verisk Analytics, Inc., “A”	21,988	4,172,223
		$5,656,251
Chemicals – 0.6%
Linde PLC	23,303	$11,552,695
Construction – 0.9%
Ferguson Enterprises, Inc.	23,718	$5,532,461
Vulcan Materials Co.	47,454	12,921,724
		$18,454,185
Consumer Services – 1.3%
Airbnb, Inc., “A” (a)	88,448	$11,169,213
Uber Technologies, Inc. (a)	183,131	13,172,613
		$24,341,826
Diversified Financial Services – 4.4%
Mastercard, Inc., “A”	121,359	$60,638,238
Moody's Corp.	9,585	4,181,456
NASDAQ, Inc.	233,358	19,809,761
		$84,629,455
Electrical Equipment – 2.6%
Amphenol Corp., “A”	258,527	$32,664,886
Eaton Corp. PLC	27,956	9,999,023
Emerson Electric Co.	53,590	7,021,362
		$49,685,271
Energy - Renewables – 2.5%
GE Vernova, Inc.	55,922	$48,814,314
Entertainment & Leisure – 0.6%
Take-Two Interactive Software, Inc. (a)	60,934	$12,034,465
Food & Beverages – 0.8%
Monster Worldwide, Inc. (a)	220,550	$15,981,053
Global Systemically Important Banks – 0.7%
Goldman Sachs Group, Inc.	16,343	$13,826,015

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Hardware, Peripherals, & Assembly – 11.7%
Apple, Inc.	711,827	$180,654,574
Arista Networks, Inc. (a)	137,251	16,851,678
Seagate Technology Holdings PLC	38,801	15,200,680
Shopify, Inc. (a)	118,867	14,100,003
		$226,806,935
Interactive Media Services – 11.5%
Alphabet, Inc., “A”	529,288	$152,202,057
AppLovin Corp. (a)	37,385	14,879,230
Meta Platforms, Inc., “A”	98,477	56,341,646
		$223,422,933
Machinery & Tools – 1.5%
Caterpillar, Inc.	16,137	$11,432,419
Ingersoll Rand, Inc.	64,828	5,194,019
Trane Technologies PLC	30,796	12,833,925
		$29,460,363
Media – 1.6%
Spotify Technology S.A. (a)	45,470	$22,048,858
TKO Group Holdings, Inc.	40,120	8,090,198
		$30,139,056
Medical Equipment – 5.8%
Abbott Laboratories	123,351	$12,664,447
Agilent Technologies, Inc.	70,986	8,090,984
Boston Scientific Corp. (a)	176,837	11,096,522
Danaher Corp.	113,599	21,538,370
Medline, Inc., “A” (a)	176,357	7,847,887
Medtronic PLC	243,072	21,062,189
Thermo Fisher Scientific, Inc.	62,157	30,552,030
		$112,852,429
Natural Gas - Pipeline – 0.6%
Cheniere Energy, Inc.	43,357	$12,302,982
Non-Global Systemically Important Banks – 0.3%
PNC Financial Services Group, Inc.	26,381	$5,489,622
Pharmaceuticals & Biotechnology – 1.0%
Gilead Sciences, Inc.	133,924	$18,664,988
Real Estate – 0.4%
CBRE Group, Inc., “A” (a)	60,362	$8,176,637
Restaurants – 0.9%
Starbucks Corp.	186,094	$16,672,161
Retail & E-commerce – 7.0%
Amazon.com, Inc. (a)	591,627	$123,218,155
O'Reilly Automotive, Inc. (a)	128,357	11,848,635
		$135,066,790
Semiconductor & Electronic Components – 21.0%
Applied Materials, Inc.	35,363	$12,086,720
ASML Holding N.V.	4,818	6,377,284
Broadcom, Inc.	183,973	56,941,483
KLA Corp.	13,859	20,406,130

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Semiconductor & Electronic Components – continued
NVIDIA Corp.	1,608,921	$280,595,823
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	86,173	29,122,165
		$405,529,605
Software – 13.2%
Autodesk, Inc. (a)	101,248	$24,238,771
Cadence Design Systems, Inc. (a)	55,245	15,350,928
Guidewire Software, Inc. (a)	53,695	8,030,624
Microsoft Corp.	494,542	183,064,612
MongoDB, Inc. (a)	17,161	4,200,498
SAP SE	34,080	5,767,463
Snowflake, Inc., “A” (a)	60,128	9,068,505
Synopsys, Inc. (a)	13,595	5,390,146
		$255,111,547
Tobacco – 0.8%
Philip Morris International, Inc.	94,001	$15,542,125
Travel, Gaming, & Lodging – 1.3%
Hilton Worldwide Holdings, Inc.	80,606	$24,510,672
Utilities – 0.2%
Vistra Corp.	25,125	$3,777,041
Total Common Stocks		$1,913,066,299
Mutual Funds (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 3.71% (v)	20,831,739	$20,831,739

Other Assets, Less Liabilities – 0.0%		744,177
Net Assets – 100.0%		$1,934,642,215

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $20,831,739 and
$1,913,066,299, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,835,650,526	$—	$—	$1,835,650,526
Taiwan	29,122,165	—	—	29,122,165
Sweden	22,048,858	—	—	22,048,858
Canada	14,100,003	—	—	14,100,003
Netherlands	—	6,377,284	—	6,377,284
Germany	—	5,767,463	—	5,767,463
Investment Companies	20,831,739	—	—	20,831,739
Total	$1,921,753,291	$12,144,747	$—	$1,933,898,038
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended March 31, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$12,699,922	$68,070,283	$59,934,251	$(2,782)	$(1,433)	$20,831,739

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$153,816	$—